Share Capital and Share Premium	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital and share Premium

13. Share capital and share premium

	2025	2024	2023
	(in thousands)
	£	£	£
Share capital	14,340	5,681	2,114
Share premium	175,246	146,146	141,306
	189,586	151,827	143,420

	Number	Number	Number
	(in thousands)
	Nominal value £0.0004	Nominal value £0.04	Nominal value £0.04
Issued share capital comprises:
Ordinary shares	20,809,855	142,037	52,860
Deferred shares	15,040,466	—	—
	35,850,321	142,037	52,860

	Number of ordinary shares	Number of deferred shares	Ordinary share capital	Deferred share capital	Share premium
	(in thousands)
			£	£	£
Fully paid shares:
Balance at December 31, 2023	52,860	—	2,114	—	141,306
Exercise of share options	149	—	6	—	1
Issue of share capital	89,028	—	3,561	—	4,839
Balance at December 31, 2024	142,037	—	5,681	—	146,146
Exercise of share options	29	—	1	—	—
Issue of share capital	9,858	—	394	—	81
Share issue expenses	—	—	—	—	(14)
Balance pre-subdivision and reclassification	151,924	—	6,076	—	146,213
Sub-division and reclassification of share capital	—	15,040,466	(6,016)	6,016	—
Issue of share capital	11,330,287	—	4,533	—	15,177
Exercise of warrants	9,327,644	—	3,731	—	15,188
Share issue expenses	—	—	—	—	(1,332)
Balance at December 31, 2025	20,809,855	15,040,466	8,324	6,016	175,246

On April 23, 2025, the Company subdivided and redesignated the issued share capital of 151,923,897 ordinary shares of £0.04 each into 151,923,897 ordinary shares and 15,040,465,803 deferred shares, in each case, of £0.0004 each. The deferred shares have no economic value, dividend or voting rights. Holders of ordinary shares are entitled to one vote for each share held of record on all matters submitted to a vote of shareholders and do not have cumulative voting rights.

Capital management

For the purpose of the Company’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The purpose of the Company’s capital management is to maximize shareholder value and ensure adequate capital is available to meet the medium-term operating plan. Review of operations and commitments is key to identifying future capital management and a full review is undertaken on a quarterly basis.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2025, 2024 or 2023.